Taxes - Summary of Other Taxes (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other taxes [line items]
Current liabilities, other taxes	$ 4,548	$ 3,628
Tax amnesty and refinancing program [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	$ 3